Net Debt - Additional Information (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of debt [line items]
Effective Interest rate on liquid investment	0.10%		0.10%		0.10%	0.10%			0.10%	0.10%
Effective Interest rate on cash and cash equivalents	3.10%	3.10%	0.60%	0.60%
Commercial paper issued	£ 1,191		£ 252
Weighted average interest rate on current bank loans and overdrafts	7.80%		7.90%		7.80%	7.80%			7.90%	7.90%
Long-term borrowings	£ 17,035		£ 20,572
Average effective pre-swap interest rate notes	3.50%	3.50%	3.30%	3.30%
Cash and cash equivalents	£ 3,723		£ 4,274								£ 6,292
US commercial paper program [member]
Disclosure of debt [line items]
Commercial paper authorized	8,300				$ 10,000,000,000
Commercial paper issued	748				$ 900,000,000
EURO Commercial Paper Program [Member]
Disclosure of debt [line items]
Commercial paper authorized	5,000
Commercial paper issued	443		252			€ 500				€ 300
Floating interest rate [member]
Disclosure of debt [line items]
Liquid investment	67		2
Cash and cash equivalents	3,441		3,906
Fixed interest rate [member]
Disclosure of debt [line items]
Liquid investment			59
Cash and cash equivalents	£ 10		£ 39
Commercial paper [member]
Disclosure of debt [line items]
Weighted average interest rate of borrowings	3.50%	3.50%	(0.50%)	(0.50%)
Letter of credit 1 [member]
Disclosure of debt [line items]
Pledged investments value	£ 47	$ 56,000,000	£ 42	$ 56,000,000
Non interest bearing [member]
Disclosure of debt [line items]
Cash and cash equivalents	£ 272		329
Two Point Eight Percentage U- S- Medium Term Note Two Thousand Twenty Three [member]
Disclosure of debt [line items]
Borrowings, interest rate	2.80%				2.80%	2.80%
Three Point Three Seven Five Percentage U- S- Medium Term Note Two Thousand Twenty Three [member]
Disclosure of debt [line items]
Borrowings, interest rate	3.375%				3.375%	3.375%
Zero Point Zero Percent European Medium Term Note Two Thousand Twenty Three [Member]
Disclosure of debt [line items]
Borrowings, interest rate	0.00%				0.00%	0.00%
Three Point Three Seven Five Percent Euro Medium Term Note Two Thousand Twenty Seven [Member]
Disclosure of debt [line items]
Drawn amount	£ 292
Borrowings, interest rate	3.375%				3.375%	3.375%
Five Point Two Five Percent Euro Medium Term Note Two Thousand Thirty Three [Member]
Disclosure of debt [line items]
Drawn amount	£ 350
Borrowings, interest rate	5.25%				5.25%	5.25%
Five Point Two Five Percent Euro Term Note Two Thousand Forty Two [Member]
Disclosure of debt [line items]
Drawn amount	£ 522
Borrowings, interest rate	5.25%				5.25%	5.25%
Four Point Two Five Percent Euro Medium Term Note Two Thousand Forty Five [Member]
Disclosure of debt [line items]
Drawn amount	£ 429
Borrowings, interest rate	4.25%				4.25%	4.25%
Later than 5 years [member]
Disclosure of debt [line items]
Long-term borrowings	£ 11,100		£ 11,700
Later than 5 years [member] | Bottom of range [member]
Disclosure of debt [line items]
Interest at effective rates	1.40%	1.40%
Repayment dates	2027	2027
Later than 5 years [member] | Top of range [member]
Disclosure of debt [line items]
Interest at effective rates	6.40%	6.40%
Repayment dates	2045	2045
Not later than one year [member] | Liquidity risk [member]
Disclosure of debt [line items]
Cancelled committed facilities and replaced with revolving credit facilities							£ 2,100	$ 2,500,000,000
Not later than one year [member] | Post Separation of the Consumer Healthcare Business [Member] | Liquidity risk [member]
Disclosure of debt [line items]
Revolving credit facilities	£ 1,800				$ 2,200,000,000
Short-term notes [Member]
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes	0.40%		3.00%		0.40%	0.40%			3.00%	3.00%
Later than one year and not later than three years [member] | Liquidity risk [member]
Disclosure of debt [line items]
Cancelled committed facilities and replaced with revolving credit facilities							£ 1,900
Later than one year and not later than three years [member] | Post Separation of the Consumer Healthcare Business [Member] | Liquidity risk [member]
Disclosure of debt [line items]
Revolving credit facilities	£ 1,600